Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Equity Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2020	$ 17,328,406	$ 1,874,963	$ (19,729,562)	$ 127,784	$ (398,409)		$ (398,409)
Balance, shares at Dec. 31, 2020	67,169,962
Disposal and re-acquisition of Mycotopia Therapies, Inc. (“Mycotopia”)	$ 3,454				3,454	(3,454)
Common stock issued for regulation A offerings	$ 1,502,000				1,502,000		1,502,000
Common stock issued for regulation A offerings, shares	22,682,142
Fair value of warrants and beneficial conversion feature issued in connection with convertible debt	$ 1,771,864				1,771,864		1,771,864
Common stock issued upon conversion of convertible promissory notes and accrued interest	$ 1,469,004				1,469,004		$ 1,469,004
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares	141,635,524						148,428,343
Common stock issued upon cashless warrant exercise
Common stock issued upon cashless warrant exercise, shares	5,681,985
Stock based compensation, Ehave shares	$ 4,966,508				4,966,508		4,966,508
Stock based compensation, Ehave shares, shares	7,354,312
Equity payable to Chief Executive Officer		1,282,826			1,282,826		1,282,826
Foreign exchange translation				(13,187)	(13,187)		(13,187)
Net loss			(10,236,825)		(10,236,825)	(1,245,081)	(11,481,906)
Balance at Dec. 31, 2021	$ 27,041,236	3,157,789	(29,966,387)	114,597	347,235	(1,248,535)	(901,300)
Balance, shares at Dec. 31, 2021	244,523,925
Common stock issued upon conversion of convertible promissory notes and accrued interest	$ 588,000				588,000		$ 588,000
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares	58,800,000						142,928,343
Stock based compensation, Ehave shares	$ 141,106				141,106		$ 141,106
Stock based compensation, Ehave shares, shares	22,595,956
Foreign exchange translation				47,873	47,873		47,873
Net loss			(4,200,823)		(4,200,823)	(890,647)	(5,091,470)
Common stock issued for the purchase of impaired asset	$ 197,774				197,774		197,774
Common stock issued for the purchase of impaired asset, shares	19,977,169
Stock based compensation, Mycotopia shares	$ 874,437				874,437		874,437
Stock based compensation, Mycotopia warrants	148,417				148,417		148,417
Sale of Mycotopia preferred shares in private placement	150,000				150,000		150,000
Debt discount on convertible debt and warrants	250,000				250,000		250,000
Conversion of convertible debt into shares of common stock	245,645				245,645		245,645
Balance at Dec. 31, 2022	$ 29,636,615	$ 3,157,789	$ (34,167,210)	$ 162,470	$ (1,210,335)	$ (2,139,182)	$ (3,349,518)
Balance, shares at Dec. 31, 2022	345,897,050